COMMISSIONS AND FEES; ADMINISTRATION AND OTHER FIDUCIARY FEES (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Commissions and fees revenues
The following table presents Commissions and fees revenue:

	2021					2020					2019
In millions of dollars	ICG	PBWM	LF	Corp/Other	Total	ICG	PBWM	LF	Corp/Other	Total	ICG	PBWM	LF	Corp/Other	Total
Investment banking	$6,007	$—	$—	$—	$6,007	$4,483	$—	$—	$—	$4,483	$3,767	$—	$—	$—	$3,767
Brokerage commissions	1,770	1,035	431	—	3,236	1,700	874	386	—	2,960	1,504	786	322	—	2,612
Credit and bank card income
Interchange fees	817	8,119	885	—	9,821	704	6,526	774	—	8,004	1,222	7,619	1,002	—	9,843
Card-related loan fees	27	292	376	—	695	22	241	386	—	649	59	255	464	—	778
Card rewards and partner payments(1)	(405)	(9,296)	(534)	—	(10,235)	(380)	(7,688)	(605)	—	(8,673)	(691)	(8,317)	(566)	—	(9,574)
Deposit-related fees(2)	1,034	196	101	—	1,331	936	255	143	—	1,334	1,012	269	237	—	1,518
Transactional service fees	968	22	108	—	1,098	857	20	97	—	974	801	22	124	—	947
Corporate finance(3)	705	4	—	—	709	453	4	—	—	457	609	7	—	—	616
Insurance distribution revenue	—	309	164	—	473	—	318	185	—	503	—	350	186	—	536
Insurance premiums	—	10	84	—	94	—	6	119	—	125	—	6	180	—	186
Loan servicing	43	38	17	—	98	80	28	29	—	137	77	54	23	—	154
Other	20	186	134	5	345	15	300	113	4	432	47	171	142	3	363
Total commissions and fees(4)	$10,986	$915	$1,766	$5	$13,672	$8,870	$884	$1,627	$4	$11,385	$8,407	$1,222	$2,114	$3	$11,746

(1)Citi’s consumer credit card programs have certain partner-sharing agreements that vary by partner. These agreements are subject to contractually based performance thresholds that, if met, would require Citi to make ongoing payments to the partner. The threshold is based on the profitability of a program and is generally calculated based on predefined program revenues less predefined program expenses. In most of Citi’s partner-sharing agreements, program expenses include net credit losses and, to the extent that the increase in net credit losses reduces Citi’s liability for the partners’ share for a given program year, would generally result in lower payments to partners in total for that year and vice versa. Further, in some instances, other partner payments are based on program sales and new account acquisitions.
(2)Includes overdraft fees of $107 million, $100 million and $127 million for the years ended December 31, 2021, 2020 and 2019, respectively. Overdraft fees are accounted for under ASC 310.
(3)Consists primarily of fees earned from structuring and underwriting loan syndications or related financing activity. This activity is accounted for under ASC 310.
(4)Commissions and fees include $(8,516) million, $(7,160) million and $(7,695) million not accounted for under ASC 606, Revenue from Contracts with Customers, for the years ended December 31, 2021, 2020 and 2019, respectively. Amounts reported in Commissions and fees accounted for under other guidance primarily include card-related loan fees, card reward programs and certain partner payments, corporate finance fees, insurance premiums and loan servicing fees.
LF    Legacy Franchises
The following table presents Administration and other fiduciary fees revenue:

	2021					2020					2019
In millions of dollars	ICG	PBWM	LF	Corp/Other	Total	ICG	PBWM	LF	Corp/Other	Total	ICG	PBWM	LF	Corp/Other	Total
Custody fees	$1,792	$91	$14	$1	$1,898	$1,519	$80	$20	$38	$1,657	$1,385	$76	$8	$73	$1,542
Fiduciary fees	250	778	436	—	1,464	234	623	417	—	1,274	246	589	461	—	1,296
Guarantee fees	528	45	8	—	581	495	38	8	—	541	521	41	11	—	573
Total administration and other fiduciary fees(1)	$2,570	$914	$458	$1	$3,943	$2,248	$741	$445	$38	$3,472	$2,152	$706	$480	$73	$3,411

(1)    Administration and other fiduciary fees include $581 million, $541 million and $573 million for the years ended December 31, 2021, 2020 and 2019, respectively, that are not accounted for under ASC 606, Revenue from Contracts with Customers. These generally include guarantee fees.
LF    Legacy Franchises